Leases - Balance Sheet Information (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Operating lease right of use assets	$ 98	$ 94
Current operating lease liabilities	29	27
Noncurrent operating lease liabilities	69	68
Total operating lease liabilities	$ 98	$ 95
Weighted average remaining lease term (in years)	4 years 3 months 18 days	5 years 2 months 12 days
Weighted average discount rate	2.90%	2.20%